SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.3%
	Banks — 5.6%
	Banks — 5.6%
[a]	BNP Paribas S.A.	49,291	$ 2,595,626
[a]	DNB ASA	66,503	1,303,030
[a]	HDFC Bank Ltd.	99,279	1,954,465
[a]	ING Groep N.V.	212,323	1,981,956
			7,835,077
	Capital Goods — 12.8%
	Construction & Engineering — 1.8%
	Vinci S.A.	24,699	2,454,919
	Electrical Equipment — 3.5%
	Prysmian SpA	44,994	1,598,438
	Schneider Electric SE	10,542	1,523,543
[a]	Siemens Energy AG	7,681	281,505
	Vestas Wind Systems A/S	6,308	1,490,441
	Industrial Conglomerates — 1.8%
	Siemens AG	17,821	2,558,531
	Machinery — 5.7%
[a]	Alstom S.A.	44,804	2,551,189
	Kurita Water Industries Ltd.	30,500	1,165,295
[a]	Sandvik AB	87,304	2,136,017
[a]	Weir Group plc	79,882	2,173,304
			17,933,182
	Commercial & Professional Services — 2.9%
	Commercial Services & Supplies — 1.1%
[a]	Park24 Co. Ltd.	87,300	1,514,254
	Professional Services — 1.8%
	RELX plc	104,564	2,563,120
			4,077,374
	Consumer Durables & Apparel — 6.6%
	Household Durables — 1.8%
	Sony Corp.	24,574	2,447,761
	Textiles, Apparel & Luxury Goods — 4.8%
[a]	adidas AG	3,059	1,113,261
	Li Ning Co. Ltd.	478,500	3,289,805
	LVMH Moet Hennessy Louis Vuitton SE	3,720	2,321,805
			9,172,632
	Diversified Financials — 2.2%
	Capital Markets — 2.2%
	UBS Group AG	172,131	2,424,572
[a]	XP, Inc. Class A	16,441	652,214
			3,076,786
	Food & Staples Retailing — 1.3%
	Food & Staples Retailing — 1.3%
	Wal-Mart de Mexico SAB de CV	664,345	1,866,222
			1,866,222
	Food, Beverage & Tobacco — 3.1%
	Food Products — 3.1%
	Danone S.A.	13,727	901,533
	Nestle S.A.	11,568	1,362,340
[a]	Nomad Foods Ltd.	80,717	2,051,826
			4,315,699
	Health Care Equipment & Services — 5.4%
	Health Care Equipment & Supplies — 2.7%
	Hoya Corp.	8,598	1,188,257
	Straumann Holding AG	1,419	1,653,336

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Terumo Corp.	20,845	$ 870,501
	Health Care Providers & Services — 1.7%
	Fresenius Medical Care AG & Co. KGaA	28,814	2,400,683
	Health Care Technology — 1.0%
	M3, Inc.	15,455	1,458,313
			7,571,090
	Household & Personal Products — 3.6%
	Household Products — 1.6%
[a,b]	Blue Moon Group Holdings Ltd.	360,585	709,779
	Reckitt Benckiser Group plc	17,222	1,540,713
	Personal Products — 2.0%
	Kao Corp.	13,091	1,010,462
	L’Oreal S.A.	4,630	1,757,960
			5,018,914
	Insurance — 4.6%
	Insurance — 4.6%
	AIA Group Ltd.	193,405	2,370,022
	AXA S.A.	64,077	1,527,393
	NN Group N.V.	58,178	2,525,229
			6,422,644
	Materials — 5.8%
	Chemicals — 3.4%
	Novozymes A/S Class B	16,726	959,513
	Sika AG	6,200	1,693,392
	Solvay S.A.	17,111	2,025,146
	Construction Materials — 1.6%
	CRH plc	54,881	2,295,023
	Paper & Forest Products — 0.8%
	Mondi plc	49,875	1,172,770
			8,145,844
	Media & Entertainment — 2.6%
	Interactive Media & Services — 2.6%
	Tencent Holdings Ltd.	50,689	3,687,685
			3,687,685
	Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
	Life Sciences Tools & Services — 1.8%
	Lonza Group AG	840	539,695
	Thermo Fisher Scientific, Inc.	4,344	2,023,348
	Pharmaceuticals — 3.0%
	Roche Holding AG	5,676	1,981,118
	Takeda Pharmaceutical Co. Ltd.	59,800	2,174,704
			6,718,865
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.8%
	Equinix, Inc.	1,545	1,103,408
			1,103,408
	Retailing — 10.1%
	Internet & Direct Marketing Retail — 6.0%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	13,431	3,125,797
[a]	Meituan Class B	80,372	3,054,207
[a]	THG Holdings plc	210,364	2,243,849
	Multiline Retail — 2.3%
	B&M European Value Retail S.A.	268,674	1,896,580
	Ryohin Keikaku Co. Ltd.	66,100	1,347,543
	Specialty Retail — 1.8%
	Lojas Quero Quero S/A	768,991	2,414,663
			14,082,639

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Semiconductors & Semiconductor Equipment — 5.2%
	Semiconductors & Semiconductor Equipment — 5.2%
	ASML Holding N.V.	4,127	$ 2,004,348
	Infineon Technologies AG	74,656	2,862,878
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	21,529	2,347,522
			7,214,748
	Software & Services — 3.1%
	Information Technology Services — 1.6%
	Visa, Inc. Class A	10,182	2,227,109
	Software — 1.5%
	SAP SE	15,590	2,042,061
			4,269,170
	Technology Hardware & Equipment — 4.6%
	Electronic Equipment, Instruments & Components — 4.6%
	Hexagon AB Class B	14,817	1,350,307
	Luxshare Precision Industry Co. Ltd. Class A	229,837	1,972,301
	Murata Manufacturing Co. Ltd.	34,900	3,150,143
			6,472,751
	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 3.0%
[a]	Converge ICT Solutions, Inc.	5,458,900	1,693,704
	Deutsche Telekom AG	82,517	1,507,567
	Orange S.A.	81,326	967,092
			4,168,363
	Transportation — 1.6%
	Road & Rail — 0.9%
	East Japan Railway Co.	18,000	1,200,233
	Transportation Infrastructure — 0.7%
	Shanghai International Airport Co. Ltd. Class A	90,077	1,042,115
			2,242,348
	Utilities — 3.6%
	Electric Utilities — 1.9%
	Enel SpA	267,133	2,700,815
	Multi-Utilities — 1.7%
	E.ON SE	206,483	2,286,394
			4,987,209
	Total Common Stock (Cost $97,933,353)		130,382,650
	Short-Term Investments — 6.5%
[c]	Thornburg Capital Management Fund	910,739	9,107,388
	Total Short-Term Investments (Cost $9,107,388)		9,107,388
	Total Investments — 99.8% (Cost $107,040,741)		$139,490,038
	Other Assets Less Liabilities — 0.2%		340,071
	Net Assets — 100.0%		$139,830,109

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $709,779, representing 0.51% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2020 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$6,414,924	$21,077,745	$(18,385,281)	$-	$-	$9,107,388	$2,666